EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 163,382	$ 155,704	$ 141,816
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	146,648	151,511
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	16,734	4,193
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	163,382	155,704
Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	122	129
Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	122	129
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	3,535	4,193
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	3,535	4,193
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	63,526	65,443
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	63,526	65,443
Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	83,000	85,939
Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	83,000	$ 85,939
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	13,199
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 13,199